Financial Instruments - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 86,703	£ 19,990	£ 14,112	£ 18,761
Financial Assets at Fixed Rates
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	51,745	5,000
Financial Assets at Variable Rates
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 13,708	£ 14,433